Related Parties	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Parties

Note 7 – Related Parties

1.	As of December 31, 2025, and 2024, the Company had an accrual in the amount of approximately $0.5 million and $0.5 million, respectively, pursuant to an employment agreements with its officers and directors’ fee.

2.	During 2025, 2024 and 2023, the Company recorded salary expenses, stock-based compensation expenses and directors’ fees to its related parties in the amount of $3.4 million, $3.1 million and $2.8 million respectively.